Supplemental Consolidating Financial Information - Condensed Statement of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statement of Comprehensive Income [Line Items]
Net loss	$ (37,813)	$ (17,956)	$ 17,836	$ (24,603)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (62,536)	$ (15,815)	$ (405,017)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									16	(349)	(194)
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net									163	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									179	(349)	(194)
Change in fair value of available-for-sale investment									0	157	1,944
Realized gains of available-for-sale investment reclassified into Other income (expense), net									0	(561)	(722)
Net other comprehensive income (loss) related to available-for-sale investment									0	(404)	1,222
Unrealized gains (losses) on derivatives for the period									15,871	(11,111)	(16,928)
Derivative (gains) losses reclassified into Net sales									(7,391)	29,858	(1,240)
Derivative (gains) losses reclassified into Cost of sales									4,473	(7,839)	(16,053)
Net other comprehensive income (loss) related to derivatives									12,953	10,908	(34,221)
Actuarial gains (losses) for the period, net of $(685), $247 and $283, respectively, of income tax expense									(8,620)	3,230	189
Pension cost amortization									1,189	1,357	789
Net other comprehensive income (loss) related to defined benefit pension and severance plans									(7,431)	4,587	978
Other comprehensive income (loss) of investments in subsidiaries									0	0	0
Comprehensive income (loss)									(56,835)	(1,073)	(437,232)
Reportable Legal Entities | CBII (Co-Issuer)
Condensed Statement of Comprehensive Income [Line Items]
Net loss									(62,536)	(15,815)	(405,017)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net									0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									0
Change in fair value of available-for-sale investment										157	1,944
Realized gains of available-for-sale investment reclassified into Other income (expense), net										(561)	722
Net other comprehensive income (loss) related to available-for-sale investment										(404)	1,222
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative (gains) losses reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of $(685), $247 and $283, respectively, of income tax expense									0	0	0
Pension cost amortization									0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in subsidiaries									5,701	15,146	(33,437)
Comprehensive income (loss)									(56,835)	(1,073)	(437,232)
Reportable Legal Entities | CBLLC (Co-Issuer)
Condensed Statement of Comprehensive Income [Line Items]
Net loss									20,404	67,589	(223,614)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net									0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									0
Change in fair value of available-for-sale investment										0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net										0	0
Net other comprehensive income (loss) related to available-for-sale investment										0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative (gains) losses reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of $(685), $247 and $283, respectively, of income tax expense									(4,719)	5,697	(898)
Pension cost amortization									410	496	374
Net other comprehensive income (loss) related to defined benefit pension and severance plans									(4,309)	6,193	(524)
Other comprehensive income (loss) of investments in subsidiaries									10,010	8,953	(32,913)
Comprehensive income (loss)									26,105	82,735	(257,051)
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Statement of Comprehensive Income [Line Items]
Net loss									18,488	(196)	(167,985)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net									0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									0
Change in fair value of available-for-sale investment										0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net										0	0
Net other comprehensive income (loss) related to available-for-sale investment										0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative (gains) losses reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of $(685), $247 and $283, respectively, of income tax expense										0	0
Pension cost amortization									0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in subsidiaries									0	0	0
Comprehensive income (loss)									18,488	(196)	(167,985)
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Statement of Comprehensive Income [Line Items]
Net loss									55,262	88,450	(46,263)
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									16	(349)	(194)
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net									(163)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									179
Change in fair value of available-for-sale investment										0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net										0	0
Net other comprehensive income (loss) related to available-for-sale investment										0	0
Unrealized gains (losses) on derivatives for the period									15,871	(11,111)	(16,928)
Derivative (gains) losses reclassified into Net sales									(7,391)	29,858	(1,240)
Derivative (gains) losses reclassified into Cost of sales									(4,473)	(7,839)	(16,053)
Net other comprehensive income (loss) related to derivatives									12,953	10,908	(34,221)
Actuarial gains (losses) for the period, net of $(685), $247 and $283, respectively, of income tax expense									(3,901)	(2,467)	1,087
Pension cost amortization									779	861	415
Net other comprehensive income (loss) related to defined benefit pension and severance plans									(3,122)	(1,606)	1,502
Other comprehensive income (loss) of investments in subsidiaries									0	0	0
Comprehensive income (loss)									65,272	97,403	(79,176)
Consolidating Eliminations
Condensed Statement of Comprehensive Income [Line Items]
Net loss									(94,154)	(155,843)	437,862
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)									0	0	0
Realized losses for foreign currency translation on business disposal reclassified into Other income (expense), net									0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax									0
Change in fair value of available-for-sale investment										0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net										0	0
Net other comprehensive income (loss) related to available-for-sale investment										0	0
Unrealized gains (losses) on derivatives for the period									0	0	0
Derivative (gains) losses reclassified into Net sales									0	0	0
Derivative (gains) losses reclassified into Cost of sales									0	0	0
Net other comprehensive income (loss) related to derivatives									0	0	0
Actuarial gains (losses) for the period, net of $(685), $247 and $283, respectively, of income tax expense									0	0	0
Pension cost amortization									0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans									0	0	0
Other comprehensive income (loss) of investments in subsidiaries									(15,711)	(24,099)	66,350
Comprehensive income (loss)									$ (109,865)	$ (179,942)	$ 504,212